Related parties - Summary of key management personnel compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Related party transactions [abstract]
Short-term employee benefits	$ 2,690	$ 2,384
Post-employment benefits	72	97
Share-based compensation	1,243	925
Termination benefits	0	864
Key management personnel compensation	$ 4,005	$ 4,270